Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103-7018
(215) 564-8000

August 8, 2019

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Jaea Hahn

RE:	Delaware Group Limited-Term Government Funds (the “Registrant”)
File Nos. 811-03363; 002-75526

Dear Ms. Hahn:

Pursuant to Rule 497(c) under the Securities Act of 1933, as amended, submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 2, 3 and 4 risk/return summary disclosure required by Form N-1A, which disclosure was included in the definitive prospectus dated July 19, 2019, for the Delaware Tax-Exempt Income Fund, Delaware Tax-Exempt Opportunities Fund, Delaware Tax-Free California II Fund, Delaware Tax-Free New Jersey Fund, Delaware Tax-Free New York II Fund, and Delaware Tax-Free Oregon Fund, series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on July 24, 2019 (Accession No. 0001206774-19-002174) pursuant to Rule 497(c) under the Securities Act of 1933.

If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Earthen E. Johnson
Macquarie Investment Management
Bruce G. Leto